Note 1 - Nature and Continuance of Operations (Details Textual)	Jul. 05, 2023	Sep. 30, 2023 CAD ($)	Mar. 31, 2023 CAD ($)
Statement Line Items [Line Items]
Total retained earnings		$ (20,172,940)	$ (17,869,111)
Working capital deficiency		$ 189,182	$ (2,117,473)
Major business combination [member]
Statement Line Items [Line Items]
Shareholders equity, reverse stock split	50